YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We are pleased to provide you with this report on the General Municipal Bond Fund, Inc. for the 12-month period ended February 28, 1999. Your fund produced a total return, including share price changes and dividend income generated, of 4.47%,* and an annualized tax-free distribution rate per share of 5.03%.**

THE ECONOMY

   The economy in the 12-month period ended February 28, 1999 had several persistent themes. These included weakness in the world economy, strength in the U.S. economy, pervasive disinflation and action by central banks to lower interest rates in many parts of the world.

   Weakness in the world economy started in Asia with economic and financial stresses throughout most of the continent. While China was able to generate economic expansion by government spending, economic declines occurred in most of the rest of Asia. The most severe phase occurred when Asian currencies dropped and short-term interest rates rose. Tentative signs of a bottoming of the crises in Asia had emerged by the end of your fund's fiscal year. However, Latin America had begun to weaken in the aftermath of Brazilian economic weakness.

   Europe was full of optimism about the benefits of currency unification into the Euro as of year-end 1998. The reality was that economic growth in Europe began 1998 at a modest pace and showed signs of stagnation by year-end. Even so, the new European central bank postponed any reduction in interest rates in early 1999, probably because of a desire to build anti-inflationary credibility.

The U.S. economy over the last year grew at an impressively high rate despite the economic weakness overseas. A major reason for this was that the negative effects of foreign economic weakness on the traditional industrial sector were offset by positive effects elsewhere in the economy. Low inflation and low interest rates stimulated the housing and consumer sectors, while the technology sector continued to expand.

   The Federal Reserve Board eased monetary policy three times beginning on September 30, 1998, lowering the Federal Funds rate from 5.50% to 4.75%. This was not because of any shortfall in U.S. economic growth. Rather, it was a response to the financial stresses that started with the Russian default in the summer of 1998 and culminated in the liquidity crisis of an overleveraged hedge fund in the September/October period. Despite widespread fears, the U.S. economy never did slow. Long-term interest rates declined into early October, when fears of financial crisis, deflation and possible economic recession were at their greatest. However, long-term rates then drifted higher as the financial stresses eased and the feared economic slowdown did not materialize.

MARKET ENVIRONMENT

   So far in 1999, the environment for municipal securities has been favorable. This has led to municipals performing better than their taxable counterparts. Investors continue to display a desire to add to their holdings of tax-exempt bonds, while the available supply of new issues to date has slowed considerably from last year's near record of $284 billion. In the current environment, it is unlikely that this year's calendar will surpass last year's issuance. The market' s most recent adjustment to higher yields does not seem to have deterred investor buying. This support for tax-exempt securities is best illustrated by the municipals performing comparably to their Treasury counterparts. For much of 1998, the U.S. Treasury market was well supported in the wake of global turmoil. Treasury prices were bid sharply higher in the flight to safety, while municipal yields became increasingly attractive. Historically, long-term high-grade municipals have yielded 80% to 85% of the yields available on comparable Treasuries. During the height of last year's turmoil, the ratio rose to 100%. In recent weeks this ratio has fallen below 90%, as the rise in Treasury yields has outpaced that of municipals. Much of the municipal market's support is directly attributable to crossover buyers who "cross over" from purchasing taxable bonds to the cheaper municipals in order to capitalize at a later date when the yield ratios normalize. Such a reversal could potentially provide a large source of municipal supply for the market. This potential, coupled with uncertainty regarding what the Federal Reserve Board's leaning is on the economy's strength and interest rates, will keep the municipal market on alert.

PORTFOLIO OVERVIEW

Interest rates made two notable moves during the past twelve months. Early in the year, rates moved higher in response to strong economic readings. Rising international concerns and a moderation in U.S. growth quelled the market's fears, leading to lower yields over the ensuing months, before they finally turned up again late in the fund's fiscal year. Our focus on income generation worked to the fund' s benefit early on, when long-term interest rates were rising. During the ensuing summer rally, greater exposure to longer duration bonds benefited those funds structured accordingly. Since the General Municipal Bond Fund was structured more defensively (measured by its duration) than other tax-exempt funds, its participation in the market rally, while significant, did not keep pace with the majority of funds, which were more aggressively structured. In summary, the fund, because of its more conservative structure, performed best during the period when interest rates were stable or rising. Looking ahead, our plan is to continue to improve the structure of the fund's investment holdings. Specific emphasis will be on achieving a better balance between maximizing the fund's tax-exempt income-generation potential on the one hand, while positioning it to participate more fully during market rallies on the other. Pursuing a better balance recognizes that the fund's current structure is strongly weighted in higher income-producing bonds, which might be called away in the next few years. Without a crystal ball to tell where interest rates will be in the future, we believe it is prudent to begin selling some of these selected securities, and redeploy the proceeds into municipal bonds with better call protection. It is expected that the fund will benefit in two ways: first, any future adverse impact on dividends now should be minimized. Second, by shifting assets into better-structured securities, the fund will be
positioned   to   participate  more  fully  in  the  market's  potential  price appreciation should interest rates decline.

   Looking ahead, we feel that the fund should be in a much better position to meet the objectives of our shareholders. As always, we emphasize safeguarding the assets which you have entrusted to us, while looking for positive investment opportunities in the municipal marketplace. We trust that you agree with our approach.

               Very truly yours,


               [signature logo, Richard J. Moynihan]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

March 18, 1999
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period, adjusted for any capital gain distributions. Some income may be subject to the federal Alternative Minimum Tax (AMT) for certain shareholders.



GENERAL MUNICIPAL BOND FUND, INC.                           FEBRUARY 28, 1999
-----------------------------------------------------------------------------

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN GENERAL MUNICIPAL BOND FUND, INC. AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

$21,991

Lehman Brothers Municipal Bond Index*

                                    Dollars
$21,591

General Municipal Bond Fund, Inc.

*Source: Lehman Brothers

Average Annual Total Returns
-----------------------------------------------------------------------------


                      One Year Ended                   Five Years Ended                  Ten Years Ended
                     February 28, 1999                 February 28, 1999                February 28, 1999
                   ____________________             ____________________          __________________________
                            4.47%                            5.33%                            8.00%
------------------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in General Municipal Bond Fund, Inc. on 2/28/89 to a $10,000 investment made in the Lehman Brothers Municipal Bond Index on that date. All dividends and capital gain distributions are reinvested.

The Fund invests primarily in municipal securities and its performance shown in the line graph takes into account fees and expenses. The Lehman Brothers Municipal Bond Index, unlike the Fund, is an unmanaged total return performance benchmark for the long-term, investment-grade tax exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall. The Index does not take into account charges, fees and other expenses, which can contribute to the Index potentially outperforming or underperforming the Fund. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                                                              FEBRUARY 28, 1999

                                                                                                  Principal
Long-Term Municipal Investments--101.5%                                                            Amount            Value
-------------------------------------------------------                                        _____________    _____________
Alabama--2.9%

Alabama Industrial Development Authority, SWDR (Pine City Fiber Co.)

  6.45%, 12/1/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  12,000,000     $  12,665,520

Courtland Industrial Development Authority, SWDR

  (Champion International Corp. Project) 6.375%, 3/1/2029  . . . . . . . . . . . . . . . .          4,000,000         4,231,880

California--8.6%

Alemeda Corridor Transportation Authority, Revenue 4.75%, 10/1/2025 (Insured; MBIA). . . .          6,450,000         6,209,350

State of California, Refunding:

  4.375%, 10/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,715,150

  4.50%, 10/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,485,000         5,167,528

  4.50%, 10/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,385,000         5,981,021

  4.50%, 12/1/2021 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         6,531,490

California Pollution Control Financing Authority, PCR (San Diego Gas and
Electric Co.)

  5.90%, 6/1/2014 (a,b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,355,000         8,135,163

Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,

  Refunding 6%, 7/1/2026 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .          3,900,000         4,243,161

San Joaquin Hills Transportation Corridor, Toll Road Revenue, Refunding:

  Zero Coupon, 1/15/2026 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .          6,000,000         1,503,240

  Zero Coupon, 1/15/2031 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .         24,000,000         4,619,520

  Zero Coupon, 1/15/2032 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .         13,690,000         2,502,395

Colorado--8.1%

Colorado Housing Finance Authority, Single Family Program 7.55%, 8/1/2023. . . . . . . . .          1,975,000         2,075,863

Denver City and County:

 Airport System Revenue:

    7.25%, 11/15/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,065,000         4,486,622

    7.25%, 11/15/2012 (Prerefunded 11/15/2002) (c) . . . . . . . . . . . . . . . . . . . .          1,035,000         1,180,148

    8.25%, 11/15/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,125,000         4,455,949

    7.75%, 11/15/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,365,000         5,882,991

    7.75%, 11/15/2021 (Prerefunded 11/15/2001)(c)  . . . . . . . . . . . . . . . . . . . .          1,395,000         1,574,160

    7.25%, 11/15/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,985,000         4,398,324

    7.25%, 11/15/2023 (Prerefunded 11/15/2002)(c)  . . . . . . . . . . . . . . . . . . . .          1,200,000         1,368,288

    8.00%, 11/15/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,890,000         4,226,641

    8.00%, 11/15/2025 (Prerefunded 11/15/2001)(c)  . . . . . . . . . . . . . . . . . . . .          1,360,000         1,518,644

  Special Facilities Airport Revenue (United Airlines Project) 6.875%, 10/1/2032 . . . . .          9,235,000         9,883,205

Lakewood, MFHR, Mortgage 6.70%, 10/1/2036 (Insured; FHA) . . . . . . . . . . . . . . . . .          5,000,000         5,418,050

Connecticut--1.1%

Connecticut Housing Finance Authority, Refunding (Housing Mortgage Finance
Program)

  6%, 11/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,970,000         6,302,230

District of Columbia--1.6%

Washington Convention Center Authority, Dedicated Tax Revenue

  4.75%, 10/1/2028 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,359,300

GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                      FEBRUARY 28, 1999

                                                                                                   Principal
Long-Term Municipal Investments (continued)                                                         Amount           Value
-------------------------------------------------------                                         _____________    _____________

Florida--8.1%

Florida Board of Education, Refunding:

  4.50%, 6/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    7,795,000    $    7,357,467

  4.50%, 6/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,930,000         5,565,364

Gulf Breeze, Revenue 4.50%, 10/1/2027 (Insured; MBIA). . . . . . . . . . . . . . . . . . .         11,380,000        10,510,568

Palm Beach County, Solid Waste IDR (Osceola Power Ltd. Partnership)

  6.95%, 1/1/2022 (d)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         2,340,000

Pinellas County Housing Facilities Authority, SFMR (Multi-County Program)

  6.70%, 2/1/2028 (Guaranteed: FNMA, GNMA) . . . . . . . . . . . . . . . . . . . . . . . .          5,920,000         6,360,862

Polk County Industrial Development Authority, IDR 7.525%, 1/1/2015 . . . . . . . . . . . .         13,840,000        14,693,790

Illinois--2.5%

Illinois Health Facilities Authority, Health Hospital and Nursing Home Revenue

  (Residential Centers Inc.) 8.50%, 8/15/2016  . . . . . . . . . . . . . . . . . . . . . .          5,600,000         6,144,936

Village of Romeoville 8.375%, 1/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . .          7,495,000         8,152,386

Indiana--.8%

Indiana State Development Finance Authority, Revenue Refunding

  (Inland Steel Facilities) 5.75%, 10/1/2011 . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,717,350

Iowa--.7%

Iowa Finance Authority, Single Family Mortgage

  6.10%, 1/1/2028 (Guaranteed: FNMA, GNMA) . . . . . . . . . . . . . . . . . . . . . . . .          3,945,000         4,178,189

Kentucky--5.4%

Kenton County Airport Board, Airport Revenue

 (Special Facilities - Delta Airlines Project):

    7.50%, 2/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,550,000        12,615,141

    7.125%, 2/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,630,000         4,980,954

City of Mount Sterling, Revenue (Kentucky League of Cities Funding Trust Lease

  Program) 6.10%, 3/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,500,000         6,233,150

Pendleton County, Multi-County Lease Revenue (Kentucky Association of Counties

  Leasing Trust Program) 6.40%, 3/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . .          6,000,000         6,991,920

Louisiana--2.0%

Louisiana Public Facilities Authority, HR

 (Louisiana Association of Independent Colleges and Universities Facilities Loan
Program)

  7%, 12/1/2017 (Prerefunded 12/1/2002) (c)  . . . . . . . . . . . . . . . . . . . . . . .          6,195,000         6,999,359

Parish of Saint James, SWDR (Freeport-McMoRan Partnership Project)

  7.70%, 10/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,140,000         4,449,092

Maine--1.3%

Maine Finance Authority, SWDR (Boise Cascade Corp. Project) 7.90%, 6/1/2015. . . . . . . .          6,900,000         7,279,707

Maryland--2.1%

Maryland Community Development Administration, Department of Housing and

  Community Development (Single Family Program) 6.55%, 4/1/2026  . . . . . . . . . . . . .          9,970,000        10,718,548

Montgomery County Housing Opportunities Commission, MFMR 7.375%, 7/1/2032. . . . . . . . .          1,405,000         1,463,799

GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                    FEBRUARY 28, 1999

                                                                                                  Principal
Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                         _____________    _____________

Massachusetts--2.6%

Massachusetts Health and Educational Facilities Authority, Revenue

  (New England Deaconess Hospital Issue) 7.20%, 4/1/2022 (Prerefunded 4/1/2001) (c)  . . .     $    5,070,000    $    5,548,557

Massachusetts Port Authority, Special Project Revenue (Harborside Hyatt Project

  10%, 3/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,280,440

Massachusetts Water Resource Authority, Water Revenue 4%, 12/1/2018 (Insured; MBIA). . . .          7,000,000         6,139,070

Michigan--7.8%

Detroit Downtown Development Authority, Tax Increment Revenue, Refunding

  (Downtown Development Area Number 1 Projects) 4.75%, 7/1/2025 (Insured; MBIA)  . . . . .          7,700,000         7,316,617

Michigan Hospital Finance Authority, HR, Refunding:

 (Genesys Health System):

    8.10%, 10/1/2013 (Prerefunded 10/1/2005) (c) . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,505,240

    8.125%, 10/1/2021 (Prerefunded 10/1/2005) (c)  . . . . . . . . . . . . . . . . . . . .          4,910,000         6,157,435

    7.50%, 10/1/2027 (Prerefunded 10/1/2005) (c) . . . . . . . . . . . . . . . . . . . . .          8,000,000         9,621,920

Michigan Strategic Fund, SWDR, Refunding (Genesee Power Station Project)

  7.50%, 1/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         7,535,080

Romulus Economic Development Corp., Economic Development Revenue, Refunding

 (HIR Limited Partnership Project)

  7%, 11/1/2015 (Surety Bond; ITT Lyndon Property Co. Inc.)  . . . . . . . . . . . . . . .          5,000,000         5,568,100

Wayne  Charter County, Special Airport Facilities Revenue

  (Northwest Airlines Inc.) 6.75%, 12/1/2015 . . . . . . . . . . . . . . . . . . . . . . .          5,610,000         6,110,356

Minnesota--1.2%

Washington County Housing and Redevelopment Authority, Hospital Facility Revenue

  (Healtheast Project) 5.50%, 11/15/2027 (Insured; ACA)  . . . . . . . . . . . . . . . . .          7,000,000         7,032,410

New Hampshire--1.5%

New Hampshire Housing Finance Authority, Single Family Residential Mortgage:

  7.75%, 7/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,975,000         5,270,366

  7.70%, 7/1/2029  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,145,000         3,259,635

New York--8.8%

New York City Transitional Finance Authority, Sales and Income Tax Revenue

  4.50%, 11/15/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,567,450

New York State Dormitory Authority, Revenue:

  (Mount Sinai School of Medicine) 5.15%, 7/1/2024 (Insured; MBIA) . . . . . . . . . . . .          4,000,000         4,129,240

  (State University Educational Facilities):

    7.50%, 5/15/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         3,194,100

    4.75%, 5/15/2025 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,688,400

    Refunding 4.75%, 5/15/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,765,500

New York State Local Government Assistance Corp., Sales Tax Revenue, Refunding:

  5%, 4/1/2010 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,250,000         4,485,195

  5.25%, 4/1/2016 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,410,000         6,747,358

New York State Urban Development Corp., Lease Revenue, Refunding

  (Correctional Capital Facilities) 5.25%, 1/1/2014 (Insured; FSA) . . . . . . . . . . . .          6,925,000         7,347,425

GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                     FEBRUARY 28, 1999

                                                                                                   Principal
Long-Term Municipal Investments (continued)                                                        Amount           Value
-------------------------------------------------------                                         _____________    _____________

New York (continued)

Triborough Bridge and Tunnel Authority, Highway Toll Revenues

  5.50%, 1/1/2017 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  10,000,000     $  10,800,900

North Carolina--1.5%

Charlotte North Carolina Special Facilities, Airport and Marina Revenue

  (Charlotte-Douglas International Airport) 5.60%, 7/1/2027  . . . . . . . . . . . . . . .          8,480,000         8,349,069

North Dakota--1.1%

North Dakota Housing Finance Agency, SFMR:

  7.30%, 7/1/2024  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,885,000         3,023,826

  7.75%, 7/1/2024 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,260,000         3,436,366

Ohio--1.5%

Ohio Water Development Authority, Pollution Control Facilities Revenue,

  Refunding (Cleveland Electric) 6.10%, 8/1/2020 . . . . . . . . . . . . . . . . . . . . .          8,500,000         8,610,755

Oklahoma--3.5%

McGee Creek Authority, Water Revenue 6%, 1/1/2013 (Insured; MBIA). . . . . . . . . . . . .          6,025,000         6,884,767

Trustees of the Tulsa Municipal Airport Trust, Revenue

  (American Airlines Inc. Project) 7.60%, 12/1/2030  . . . . . . . . . . . . . . . . . . .         12,000,000        13,029,720

Pennsylvania--.7%

Lehigh County General Purpose Authority, Revenue (Wiley House)

  9.50%, 11/1/2016 (Prerefunded 11/1/2001) (c) . . . . . . . . . . . . . . . . . . . . . .          3,500,000         4,099,305

Rhode Island--1.4%

Rhode Island Housing and Mortgage Finance Corp.:

  (Homeownership E-1) 7.55%, 10/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .          4,305,000         4,546,597

  (Rental Housing Program) 7.95%, 10/1/2020  . . . . . . . . . . . . . . . . . . . . . . .          3,195,000         3,326,091

South Carolina--3.2%

Piedmont Municipal Power Agency, Electric Revenue, Refunding

  6.55%, 1/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,100,000         9,122,841

South Carolina Transportation Infrastructure Bank, Revenue

  4.50%, 10/1/2016 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,525,800

Texas--13.7%

Alliance Airport Authority Inc., Special Facilities Revenue

  (American Airlines Inc. Project) 7%, 12/1/2011 (Guaranteed; AMR Corp.) . . . . . . . . .         10,000,000        11,806,900

Austin, Multiple Utility Revenue, Refunding 4.25%, 5/15/2028 (Insured; MBIA) . . . . . . .         30,920,000        27,053,763

Dallas - Fort Worth International Airport Facility Improvement Corp., Revenue

 (Delta Airlines Inc.):

    7.625%, 11/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,200,000         2,403,610

    7.125%, 11/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,305,450

Gulf Coast Waste Disposal Authority, SWDR (Champion International Corp. Project):

  7.25%, 4/1/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,810,000         3,050,986

  7.25%, 4/1/2017 (Prerefunded 4/1/2002) (c) . . . . . . . . . . . . . . . . . . . . . . .          1,925,000         2,151,188

GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                   FEBRUARY 28, 1999

                                                                                                   Principal
Long-Term Municipal Investments (continued)                                                         Amount          Value
-------------------------------------------------------                                         _____________    _____________

Texas (continued)

Harlandale Independent School District

  4.50%, 8/15/2023 (Guaranteed; Permanent School Fund)   . . . . . . . . . . . . . . . . .      $  10,685,000    $    9,787,353

Houston, Airport System Revenue (Continental Airlines Project)

  6.125% (Series C)  7/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,117,000

Matagorda County Navigation District Number 1, Industrial Revenue, Refunding

  (Houston Lighting) 5.125%, 11/1/2018 (Insured; AMBAC)  . . . . . . . . . . . . . . . . .         12,500,000        12,461,250

Utah--.8%

Carbon County, SWDR, Refunding (Sunnyside Cogeneration Project) 9.25%, 7/1/2018 (d). . . .          8,000,000         4,801,600

Washington--5.6%

Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle
Excise Tax

  Revenue 4.75%, 2/1/2028 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         6,585,950

Chelan County Public Utility District Number 1, Consolidated Revenue

  (Chelan Hydroelectric) 7.50%, 7/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . .          5,655,000         6,983,699

Washington Housing Finance Commission, Nonprofit Housing Revenue

  (Seattle University Auxiliary Services Project) 5.30%, 7/1/2031 (LOC; Bank of America) . .        5,380,000         5,293,705

Washington Public Power Supply System, Revenue, Refunding

  (Nuclear Project Number 3) 7.125%, 7/1/2016 (Insured; MBIA)  . . . . . . . . . . . . . .         10,425,000        13,064,506

Wyoming--.8%

Wyoming Community Development Authority, Housing Revenue 6.25%, 6/1/2027 . . . . . . . . .          4,095,000         4,337,997

U.S. Related--.6%

Commonwealth of Puerto Rico, Public Improvement 5.25%, 7/1/2012. . . . . . . . . . . . . .          3,000,000         3,194,250

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $556,009,525). . . . . . . . . . . . . . . . . . . . . . . . . . .             101.5%      $583,813,553
                                                                                                     =======      =============


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . . .             (1.5%)   $   (8,601,024)
                                                                                                     =======      =============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $575,212,529
                                                                                                     =======      =============

GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------


Summary    of    Abbreviations
-----------------------------------------------------------------------------
ACA         American Capital Access                                  LOC        Letter of Credit

AMBAC       American Municipal Bond Assurance Corporation            MBIA       Municipal Bond Investors Assurance
                                                                                  Insurance Corporation
FGIC        Financial Guaranty Insurance Company

FHA         Federal Housing Administration                           MFHR       Multi-Family Housing Revenue

FNMA        Federal National Mortgage Association                    MFMR       Multi-Family Mortgage Revenue

FSA         Financial Security Assurance                             PCR        Pollution Control Revenue

GNMA        Government National Mortgage Association                 SFMR       Single-Family Mortgage Revenue

HR          Hospital Revenue                                         SWDR       Solid Waste Disposal Revenue

IDR         Industrial Development Revenue

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
____                               ________                          __________________            ____________________
AAA                                Aaa                               AAA                                 41.2%

AA                                 Aa                                AA                                   16.3

A                                  A                                 A                                     5.1

BBB                                Baa                               BBB                                  24.2

BB                                 Ba                                BB                                    2.7

B                                  B                                 B                                      .8

Not Rated (e)                      Not Rated (e)                     Not Rated (e)                         9.7
                                                                                                         _______
                                                                                                         100.0%
                                                                                                         =======

Notes to Statement of Investments:

-----------------------------------------------------------------------------

(a)  Purchased on a delayed delivery basis.

(b) Inverse floater security--the interest rate is subject to change periodically.

(c) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)  Non-income accruing security.

(e) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.


                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                                                    FEBRUARY 28, 1999

                                                                                                    Cost              Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $556,009,525      $583,813,553

                                 Receivable for investment securities sold . . . . . . . .                           17,116,660

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            8,960,786

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               26,087
                                                                                                                 ______________

                                                                                                                    609,917,086
                                                                                                                 ______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              319,262

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               22,851

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                           25,712,929

                                 Payable for investment securities purchased . . . . . . .                            8,248,409

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                              401,106
                                                                                                                 ______________

                                                                                                                     34,704,557
                                                                                                                 ______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $575,212,529
                                                                                                                 ==============


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $542,495,097

                                 Accumulated undistributed investment income--net  . . . .                              168,841

                                 Accumulated net realized gain (loss) on investments . . .                            4,744,563

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                           27,804,028
                                                                                                                 ______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $575,212,529
                                                                                                                 ==============

SHARES OUTSTANDING

(150 MILLION SHARES OF $.01 PAR VALUE COMMON STOCK AUTHORIZED) . . . . . . . . . . . . . .                           39,470,946

NET ASSET VALUE, offering and redemption price per share--Note 3(d). . . . . . . . . . . .                               $14.57
                                                                                                                       ========

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                                                        YEAR ENDED FEBRUARY 28, 1999
INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . .                               $ 37,339,707

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .        $   3,477,251

                                 Shareholder servicing costs--Note 3(b)  . . . . .            1,686,998

                                 Custodian fees  . . . . . . . . . . . . . . . . .               61,224

                                 Registration fees . . . . . . . . . . . . . . . .               55,897

                                 Professional fees . . . . . . . . . . . . . . . .               51,120

                                 Directors' fees and expenses--Note 3(c) . . . . .               48,231

                                 Prospectus and shareholders' reports--Note 3(b) .               41,271

                                 Loan commitment fees--Note 2  . . . . . . . . . .                3,944

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               25,463
                                                                                          _____________

                                        Total Expenses . . . . . . . . . . . . . .                                  5,451,399
                                                                                                                _____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                 31,888,308

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . .        $   9,380,080

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .          (12,086,075)
                                                                                         _____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                 (2,705,995)
                                                                                                                _____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                               $ 29,182,313
                                                                                                                =============



                      SEE NOTES TO FINANCIAL STATEMENTS.


GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Year Ended           Year Ended
                                                                                       February 28, 1999     February 28, 1998
                                                                                       _________________     _________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $     31,888,308      $     36,722,507

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . .               9,380,080            10,848,626

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . .             (12,086,075)           11,450,416
                                                                                        ________________      ________________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . .              29,182,313            59,021,549
                                                                                        ________________      ________________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (31,810,608)          (36,631,366)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .             (12,572,013)             (837,108)
                                                                                        ________________      ________________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (44,382,621)          (37,468,474)
                                                                                        ________________      ________________

CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . .             780,640,827         1,796,646,098

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              31,599,382            25,404,886

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . .            (875,342,703)       (1,880,181,758)
                                                                                        ________________      ________________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . .             (63,102,494)          (58,130,774)
                                                                                        ________________      ________________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .             (78,302,802)          (36,577,699)

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             653,515,331           690,093,030
                                                                                        ________________      ________________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    575,212,529      $    653,515,331
                                                                                        ================      ================

UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . .        $        168,841      $         91,141
                                                                                        ________________      ________________

                                                                                            Shares                Shares
                                                                                        ________________      ________________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              52,769,098           123,506,929

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . .               2,136,104             1,727,793

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (59,140,024)         (129,007,469)
                                                                                        ________________      ________________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . .              (4,234,822)           (3,772,747)
                                                                                        ================      ================
                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                  Fiscal Year Ended February,

                                                              ____________________________________________________________

PER SHARE DATA:                                                1999         1998           1997           1996         1995
                                                              ------       ------         ------         ------        ------

   Net asset value, beginning of period  . . . . . .          $14.95       $14.53         $15.00         $14.45        $15.46
                                                              ------       ------         ------         ------        ------

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .            .74           .77            .78            .82           .86

   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .           (.09)          .44           (.21)           .57          (.89)
                                                              ------       ------         ------         ------        ------

   TOTAL FROM INVESTMENT OPERATIONS  . . . . . . . .            .65          1.21            .57           1.39          (.03)
                                                              ------       ------         ------         ------        ------

   Distributions:

   Dividends from investment income--net . . . . . .            (.74)         (.77)         (.78)          (.82)         (.86)

   Dividends from net realized gain on investments .            (.29)         (.02)         (.26)          (.02)         (.12)
                                                              ------       ------         ------         ------        ------

   TOTAL DISTRIBUTIONS . . . . . . . . . . . . . . .           (1.03)         (.79)        (1.04)          (.84)          (.98)
                                                              ------       ------         ------         ------        ------

   Net asset value, end of period  . . . . . . . . .         $14.57         $14.95        $14.53         $15.00         $14.45
                                                             =======       =======       =======        =======        =======

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .           4.47%          8.52%         4.04%          9.79%           .07%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . .          .86%           .87%          .88%           .88%           .87%

   Ratio of net investment income
      to average net assets  . . . . . . . . . . . .           5.04%          5.23%         5.40%          5.50%          5.99%

   Portfolio Turnover Rate   . . . . . . . . . . . .          99.51%         91.37%       115.62%        114.78%         67.87%

   Net Assets, end of period (000's Omitted)   . . .       $575,213       $653,515      $690,093       $867,157       $934,277


                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  General Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Fund's investment objective is to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales load.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

  (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended February 28, 1999, the Fund did not borrow under the Facility.

GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1/2% of the value of the Fund's average daily net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended February 28, 1999, there was no expense reimbursement pursuant to the Agreement.

  (B) Under a Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for payments to certain Service Agents (a securities dealer, financial institution or other industry professional) for distributing the Fund's shares and servicing shareholder accounts ("Servicing") and (b) pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing relating to the Fund and for Servicing, at an aggregate annual rate of .20 of 1% of the value of the Fund's average daily net assets. Both the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. The Plan also separately provides for the Fund to bear the costs of preparing, printing and distributing certain of the Fund's prospectuses and statements of additional information and costs associated with implementing and operating the Plan, not to exceed the greater of $100,000 or .005 of 1% of the value of the Fund's average daily net assets for any full fiscal year. During the period ended February 28, 1999, the Fund was charged $1,273,713 pursuant to the Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended February 28, 1999, the Fund was charged $276,862 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

  (D) A .10% redemption fee is charged and retained by the Fund on shares redeemed within fifteen days of their issuance, including on redemptions through the use of the Fund Exchange privilege. During the period ended February 28, 1999, redemption fees retained by the Fund amounted to $31,482.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 1999, amounted to $610,451,405 and $640,427,119, respectively.

  At February 28, 1999, accumulated net unrealized appreciation on investments was $27,804,028, consisting of $33,660,402 gross unrealized appreciation and $5,856,374 gross unrealized depreciation.

  At February 28, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

GENERAL MUNICIPAL BOND FUND, INC.
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REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

GENERAL MUNICIPAL BOND FUND, INC.

  We have audited the accompanying statement of assets and liabilities of General Municipal Bond Fund, Inc., including the statement of investments, as of February 28, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Municipal Bond Fund, Inc. at February 28, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.


                                              [ERNST & YOUNG LLP SIGNATURE LOGO]


New York, New York
March 30, 1999




GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  In accordance with Federal tax law, the Fund hereby makes the following designations regarding its fiscal year ended February 28, 1999:

  -- all the dividends paid from investment income-net are "exempt-interest dividends" (not generally subject to regular Federal income tax), and

  -- the Fund hereby designates $.0433 per share as a long-term capital gain distribution of the $.1064 per share paid on December 8, 1998 and also designates $.0740 per share as a long-term capital gain distribution of the $.1802 per share paid on July 7, 1998.

  As required by Federal tax law rules, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 1999 calendar year on Form 1099-DIV which will be mailed by January 31, 2000.



Dreyfus lion "d" logo                          (reg.tm)

Dreyfus logo                                   (reg.tm)

GENERAL MUNICIPAL BOND FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940


Printed in U.S.A.                                              106AR992

General Municipal

Bond Fund, Inc.

Annual Report

February 28, 1999